LEASES - Schedule of Roll forward of Lease Liabilities (Details) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balances at the beginning of the period			R$ 12,711,063
Interest incurred	R$ 432,035	R$ 710,980	890,507	R$ 1,384,340
Balances at the end of the period	11,531,853		11,531,853
Current	2,591,184		2,591,184		R$ 3,353,501
Non-current	8,940,669		8,940,669		9,357,562
Leases
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balances at the beginning of the period			12,532,206
Additions			1,137,880
Modifications			(173,701)
Payments			(1,532,109)
Interest incurred			886,813
Write-offs			(587,995)
Foreign currency exchange			(731,241)
Balances at the end of the period	11,531,853		11,531,853
Current	2,591,184		2,591,184		3,353,501
Non-current	8,940,669		R$ 8,940,669		R$ 9,178,705
Leases | Aircraft, engines and simulators
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Average remaining term			8 years 1 month 6 days
Weighted average rate p.a.					17.30%
Balances at the beginning of the period			R$ 11,604,971
Additions			972,291
Modifications			(36,479)
Payments			(1,426,315)
Interest incurred			843,986
Write-offs			(365,553)
Foreign currency exchange			(672,849)
Balances at the end of the period	10,920,052		R$ 10,920,052
Leases | Others
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Average remaining term			5 years 2 months 12 days
Weighted average rate p.a.					16.30%
Balances at the beginning of the period			R$ 219,673
Additions			30,951
Modifications			756
Payments			(56,208)
Interest incurred			19,517
Write-offs			(3,519)
Foreign currency exchange			(21,275)
Balances at the end of the period	189,895		R$ 189,895
Leases | Aircraft, engines and simulators
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Average remaining term			6 years 9 months 18 days
Weighted average rate p.a.					12.00%
Balances at the beginning of the period			R$ 707,562
Additions			134,638
Modifications			(137,978)
Payments			(49,586)
Interest incurred			23,310
Write-offs			(218,923)
Foreign currency exchange			(37,117)
Balances at the end of the period	421,906		421,906
Leases – Notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balances at the beginning of the period			178,857
Interest incurred			3,694
Write-offs			(172,742)
Foreign currency exchange			(9,809)
Balances at the end of the period	0		0
Current	0		0		R$ 0
Non-current	R$ 0		R$ 0		R$ 178,857
Leases – Notes | Lessors
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Weighted average rate p.a.	0.00%		0.00%
Balances at the beginning of the period			R$ 178,857
Interest incurred			3,694
Write-offs			(172,742)
Foreign currency exchange			(9,809)
Balances at the end of the period	R$ 0		R$ 0